Right of use assets	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Right of use assets

7.       Right of use assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2026:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2025	4,313	2,290	1,036	1,183	8,822
Additions	713	263	196	284	1,456
Deletions	-	(6)	-	-	(6)
Depreciation	(70)	(390)	(280)	(165)	(905)
Translation Difference	-	5	-	4	9
Balance as of March 31, 2026	4,956	2,162	952	1,306	9,376

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2025:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2024	3,672	2,541	244	801	7,258
Additions	784	400	978	530	2,692
Deletions	(92)	(258)	-	-	(350)
Depreciation	(51)	(393)	(186)	(148)	(778)
Translation Difference	-	-	-	-	-
Balance as of March 31, 2025	4,313	2,290	1,036	1,183	8,822

Note:

Land

The Group's lease of land comprises of land taken on lease.

Building

The Group's lease of building comprises of leases of offices and guest houses.

Plant and Machinery

The Group's lease of plant and machinery comprises of leasing of equipments for providing telecommunication services.

Indefeasible Right to Use (IRU)

The Group has entered into long term non- cancellable lease agreements for use of optical fibres on IRU basis. They are capitalised at the amount paid for acquiring such rights. They are amortised on straight-line basis over the period of agreement.

Particulars	March 31, 2026	March 31, 2025
Current lease liabilities	486	193
Non-current lease liabilities	3,416	3,617
Total	3,902	3,810

The following is the movement in lease liabilities during the Year ended

Particulars	March 31, 2026	March 31, 2025
Balance as of April 1,	3,810	3,043
Additions	523	1,378
Finance cost accrued during the period	336	299
Deletions	(7)	(351)
Payment of lease liabilities	(765)	(559)
Fair value adjustment	1	(1)
Translation difference	4	1
Balance as of March 31,	3,902	3,810

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2026 and March 31, 2025 on an undiscounted basis (including finance expenses):

Particulars	March 31, 2026	March 31, 2025
Less than one year	805	689
One to five years	2,318	2,379
More than five years	7,729	7,473
Total	10,852	10,541

Reconciliation of additions made during the year

Particulars	For the year ended March 31, 2026	For the year ended March 31, 2025
Additions to right-of-use assets	1,456	2,692
Additions to lease liability	523	1,378
IRU and deposit deferment under IFRS 9	933	1,314

Amounts recognized in profit or loss for the year ended March 31, 2026 and March 31, 2025 are given below

Particulars	For the year ended March 31, 2026	For the year ended March 31, 2025
Depreciation expenses	905	778
Interest on lease liabilities	336	299
Expenses relating to leases of low-value assets, including short-term leases of low-value assets	376	312

Note:
1. The lease agreements include escalation clauses, with escalation rates ranging from 0% to 20%, and escalation intervals ranging from every 11 months to 6 years.
2. The discount rate used for computation of right-of-use assets is 9.50%, determined based on the weighted average cost of capital (WACC).

3. The lease term for land ranges from 30 to 90 years, and for buildings ranges from 1.5 years to 50.8 years and for plant and machinery ranges from 2-20 years over which the right-of-use assets are depreciated on a straight-line basis.

4. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any major covenants other than the security interests in the leased assets that are held by the lessor. Leased assets are not used as security for borrowing purposes.

5. Lease commitments as at the reporting date amounting to ₹ Nil (March 31, 2025 : ₹ Nil).